BORROWINGS - Long-term (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
BORROWINGS
Long-term bank borrowings	¥ 16,468,489		¥ 4,459,363
Long-term financings associated with failed sale-leaseback transactions	24,658,147
Less: Current portion of long-term borrowings	(2,426,643)		(724,006)
Total long-term borrowings	20,643,272	$ 2,828,117	11,238,806
Financings associated with failed sale-leaseback transactions
BORROWINGS
Long-term financings associated with failed sale-leaseback transactions	4,430,048		1,222,281
Less: Current portion of transactions	(1,588,232)		(468,195)
Other long term borrowings
BORROWINGS
Long-term financings associated with failed sale-leaseback transactions	¥ 3,759,610		8,245,203
Less: Current portion of transactions			¥ (1,495,840)